Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposits	$ 163,309
Deposits	712,282	$ 690,879	$ 676,534
U.S. dollar [member]
Disclosure Of Deposits [line items]
Deposits	237,027	224,829	219,195
Chile, Pesos
Disclosure Of Deposits [line items]
Deposits	22,610	23,141	22,731
Mexico, Pesos [member]
Disclosure Of Deposits [line items]
Deposits	20,863	20,240	18,341
Other Foreign Currencies [member]
Disclosure Of Deposits [line items]
Deposits	84,606	84,400	79,582
Non interest bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	$ 133	$ 128	$ 141